CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balances at Dec. 31, 2011	$ 79,857	$ 248,950	$ (214,259)	$ (11,921)	$ 102,627
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	0	0	26,198	0	26,198
Dividends on Preferred	4,128	0	(4,128)	0	0
Issuance of common stock	0	1,418	0	0	1,418
Share based compensation	0	869	0	0	869
Accretion of preferred stock discount	219	0	(219)	0	0
Other comprehensive income	0	0	0	3,863	3,863	[1]
Balances at Dec. 31, 2012	84,204	251,237	(192,408)	(8,058)	134,975
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	0	0	77,509	0	77,509
Dividends on Preferred	2,856	0	(2,856)	0	0
Issuance of common stock	0	99,075	0	0	99,075
Share based compensation	0	1,238	0	0	1,238
Share based compensation withholding obligation	0	(513)	0	0	(513)
Accretion of preferred stock discount	146	0	(146)	0	0
Common stock warrant	0	1,484	0	0	1,484
Redemption of convertible preferred stock and common stock warrant	(87,206)	(1,348)	7,554	0	(81,000)
Other comprehensive income	0	0	0	(1,187)	(1,187)	[1]
Balances at Dec. 31, 2013	0	351,173	(110,347)	(9,245)	231,581
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	0	0	18,021	0	18,021
Cash dividends declared	0	0	(4,129)	0	(4,129)
Issuance of common stock	0	97	0	0	97
Share based compensation	0	1,192	0	0	1,192
Other comprehensive income	0	0	0	3,609	3,609	[1]
Balances at Dec. 31, 2014	$ 0	$ 352,462	$ (96,455)	$ (5,636)	$ 250,371

[1]	2014 and 2013 amounts are presented net of tax as we removed substantially all of the valuation allowance on our deferred tax assets during the second quarter of 2013 (see note #13).